OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 352	$ 245
Receivables from government authorities	194	387
Others	56	302
Other accounts receivable and prepaid expenses	$ 602	$ 934